Long-term investments, net	6 Months Ended
Mar. 31, 2025
Long-term investments, net
Long-term investments, net

Note 7 – Long-term investments, net

As of March 31, 2025 and September 30, 2024, long-term investments consisted of the following:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Equity investment accounted for using the equity method (a)	$99,247,092	-
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	6,800,858	7,032,573
Long-term investments, net	$106,047,950	$7,032,573

(a) For the six months ended March 31, 2025 and 2024, the movement of equity investment accounted for using the equity method consisted of the following:

	March 31,	March 31,
	2025	2024
	(unaudited)	(unaudited)
Balance at beginning of the period	-	-
Investment in Ewayforest Group Limited	$99,676,733	-
Loss from equity method investments	(429,641)	-
Balance at end of the period	$99,247,092	-

On February 28, 2025, Farmmi International Limited (“Farmmi International” or the “Buyer”), a wholly-owned subsidiary of Farmmi, Inc. (the “Company”), entered into an equity transfer agreement with Malong Limited, a Hong Kong company (the “Seller”) to acquire a 45% equity of Ewayforest Group Limited (the “Target”), a Hong Kong company and a wholly owned subsidiary of the Seller. The Target owns 100% of the equity of Lishui Ganglisen Enterprise Management Co., Ltd, a Chinese company, which in turn owns 100% of the equity of Lishui Senbo Forestry Co., Ltd, a Chinese company (“Senbo Forestry”). Senbo Forestry is engaged in forestry management, improvement, planting and product sales. The Target had an appraised value of approximately RMB1.6 billion (approximately $220.2 million) as of December 31, 2024 based on an asset appraisal report issued by an independent third party appraisal firm.

Pursuant to the agreement, Farmmi International would pay a total purchase price of RMB723,324,150 ($99,676,733) for 45% of the Target’s equity (the “Equity”). The parties agreed that the Buyer would pay $35 million in cash and $35 million in the form of accounts receivable by March 31, 2025, with the remaining purchase price of $29,085,500 to be settled by September 2025. The parties further agreed the date on which the Seller receives the first installment of the purchase price shall be deemed the closing date of the transaction. Within one month after receiving the first installment of the purchase price, the Seller shall complete the procedures for amending the Target’s articles of association and transferring the Equity. The Target is also required to have a two-member board of directors with one director appointed by each of the Buyer and the Seller. The agreement contains customary representations, warranties and covenants of the Buyer and the Seller, and is subject to certain customary closing conditions.

For the six months ended March 31, 2025 and 2024, equity investment loss of $431,180 and nil, respectively, and was recognized in the condensed consolidated statements of operations and comprehensive (loss) income.

(b) Long-term investments of the Company relate to investment of RMB50 million (approximately $7.1 million) in Shanghai Zhong Jian Yiting Medical Health Technology Partnership (“Partnership”) as a Limited Partner (“LP”) with a third party, Zhong Jian (Lishui) Business Management Co., Ltd., whom is a General Partner (“GP”) or the executive partner in the Partnership and GP has decision-making authority in significant financial and operating decisions of the Partnership, and investment of RMB1 million (approximately $0.1 million) in 10% equity of Zhejiang Yili Yuncang Technology Group Co., Ltd

Long-term investments, net of allowance, are as follows:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Long-term investments	$7,027,988	$7,267,442
Less: Impairment	(227,130)	(234,869)
Total	$6,800,858	$7,032,573

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of March 31, 2025 and September 30, 2024, impairment for long-term investments was $227,130 and $234,869, respectively.